FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LATAM Airlines Group S.A. and Subsidiaries [Member] | Liquidity risk [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor	TOTAL	TOTAL
Up to 90 days	$ 1,493,535	$ 980,479
More than 90 days to one year	2,445,619	925,714
More than one to three years	1,519,275	3,109,661
More than three to five years	1,344,761	1,401,379
More than five years	1,064,747	1,726,498
Total	7,867,937	8,143,731
Nominal Value	$ 6,801,685	$ 7,077,118
LATAM Airlines Group S.A. and Subsidiaries [Member] | Loans To Exporters [Member] | CITIBANK [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	97.018.000-1
Creditor	CITIBANK
Creditor country	Chile
Currency	US$
Up to 90 days	$ 115,350
Total	115,350
Nominal Value	$ 114,000
Amortization	At Expiration
Effective rate %	2.96%
Nominal rate %	2.96%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Loans To Exporters [Member] | ITAU [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	97.030.000-7
Creditor	ITAU
Creditor country	Chile
Currency	US$
Up to 90 days	$ 20,140
Total	20,140
Nominal Value	$ 20,000
Amortization	At Expiration
Effective rate %	4.20%
Nominal rate %	4.20%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Loans To Exporters [Member] | HSBC [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E
Creditor	HSBC
Creditor country	Chile
Currency	US$
Up to 90 days	$ 12,123
Total	12,123
Nominal Value	$ 12,000
Amortization	At Expiration
Effective rate %	4.15%
Nominal rate %	4.15%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Loans To Exporters [Member] | BANCO ESTADO [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		97.030.000-7
Creditor		BANCO ESTADO
Creditor country		Chile
Currency		US$
Up to 90 days		$ 41,543
Total		41,543
Nominal Value		$ 40,000
Amortization		At Expiration
Effective rate %		3.49%
Nominal rate %		3.49%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Loans To Exporters [Member] | SCOTIABANK [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		97.018.000-1
Creditor		SCOTIABANK
Creditor country		Chile
Currency		US$
Up to 90 days		$ 76,929
Total		76,929
Nominal Value		$ 74,000
Amortization		At Expiration
Effective rate %		3.08%
Nominal rate %		3.08%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Loans To Exporters [Member] | ITAU One [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		76.645.030-K
Creditor		ITAU
Creditor country		Chile
Currency		US$
Up to 90 days		$ 20,685
Total		20,685
Nominal Value		$ 20,000
Amortization		At Expiration
Effective rate %		4.20%
Nominal rate %		4.20%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Loans To Exporters [Member] | HSBC One [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		97.951.000-4
Creditor		HSBC
Creditor country		Chile
Currency		US$
Up to 90 days		$ 12,545
Total		12,545
Nominal Value		$ 12,000
Amortization		At Expiration
Effective rate %		4.15%
Nominal rate %		4.15%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Bank Loans [Member] | CITIBANK [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E
Creditor	CITIBANK
Creditor country	U.S.A.
Currency	UF
Up to 90 days	$ 60,935
Total	60,935
Nominal Value	$ 60,935
Amortization	At Expiration
Effective rate %	3.10%
Nominal rate %	3.10%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Bank Loans [Member] | CORP BANCA [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	97.023.000-9	97.023.000-9
Creditor	CORPBANCA	CORPBANCA
Creditor country	Chile	Chile
Currency	UF	UF
Up to 90 days	$ 10,236	$ 11,631
Total	10,236	11,631
Nominal Value	$ 10,106	$ 11,255
Amortization	Quarterly	Quarterly
Effective rate %	3.35%	3.35%
Nominal rate %	3.35%	3.35%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Bank Loans [Member] | SANTANDER [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E	0-E
Creditor	SANTANDER	SANTANDER
Creditor country	Spain	Spain
Currency	US$	US$
Up to 90 days	$ 751	$ 3,323
More than 90 days to one year	2,604	2,678
More than one to three years	106,939	139,459
Total	110,294	145,460
Nominal Value	$ 106,427	$ 139,459
Amortization	Quarterly	Quarterly
Effective rate %	2.80%	2.80%
Nominal rate %	2.80%	2.80%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Bank Loans [Member] | BTG [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		76.362.099-9
Creditor		BTG
Creditor country		Chile
Currency		UF
Up to 90 days		$ 2,104
More than 90 days to one year		68,920
Total		71,024
Nominal Value		$ 67,868
Amortization		At Expiration
Effective rate %		3.10%
Nominal rate %		3.10%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Obligations with the public [Member] | BANCO ESTADO [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	97.030.000-7	97.030.000-7
Creditor	BANCO ESTADO	BANCO ESTADO
Creditor country	Chile	Chile
Currency	UF	UF
Up to 90 days	$ 36,171	$ 23,210
More than 90 days to one year	179,601	26,857
More than one to three years	31,461	217,555
More than three to five years	31,461	35,041
More than five years	369,537	429,101
Total	648,231	731,764
Nominal Value	$ 502,897	$ 560,113
Amortization	At Expiration	At Expiration
Effective rate %	4.81%	4.81%
Nominal rate %	4.81%	4.81%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Obligations with the public [Member] | BANK OF NEWYORK [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E	0-E
Creditor	BANK OF NEW YORK	BANK OF NEW YORK
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 184,188	$ 80,063
More than 90 days to one year	104,125	76,125
More than one to three years	884,188	208,250
More than three to five years	856,000	836,063
More than five years		828,000
Total	2,028,501	2,028,501
Nominal Value	$ 1,500,000	$ 1,500,000
Amortization	At Expiration	At Expiration
Effective rate %	7.16%	7.16%
Nominal rate %	6.94%	6.94%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Guarantee Obligation [Member] | BNP PARIBAS [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E
Creditor	BNP PARIBAS
Creditor country	U.S.A.
Currency	US$
Up to 90 days	$ 17,182
More than 90 days to one year	19,425
More than one to three years	40,087
More than three to five years	41,862
More than five years	95,475
Total	214,031
Nominal Value	$ 198,475
Amortization	Quarterly
Effective rate %	1.48%
Nominal rate %	1.48%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Guarantee Obligation [Member] | MUFG [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E
Creditor	MUFG
Creditor country	U.S.A.
Currency	US$
Up to 90 days	$ 29,652
More than 90 days to one year	17,921
More than one to three years	36,660
More than three to five years	37,829
More than five years	55,297
Total	177,359
Nominal Value	$ 166,712
Amortization	Quarterly
Effective rate %	1.64%
Nominal rate %	1.64%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Guarantee Obligation [Member] | WILMINGTON TRUST COMPANY [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E
Creditor	WILMINGTON TRUST COMPANY
Creditor country	U.S.A.
Currency	US$
Up to 90 days	$ 933
More than 90 days to one year	4,990
More than one to three years	29,851
More than three to five years	36,337
More than five years	89,263
Total	161,374
Nominal Value	$ 144,358
Amortization	Quarterly / Monthly
Effective rate %	3.17%
Nominal rate %	1.60%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Other Guaranteed Obligations [Member] | CITIBANK [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E	0-E
Creditor	CITIBANK	CITIBANK
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 613,419	$ 3,405
More than 90 days to one year		10,404
More than one to three years		603,443
Total	613,419	617,252
Nominal Value	$ 600,000	$ 600,000
Amortization	At Expiration	At Expiration
Effective rate %	2.00%	2.27%
Nominal rate %	2.00%	2.27%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Other Guaranteed Obligations [Member] | MUFG [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E	0-E
Creditor	MUFG	MUFG
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 8,150	$ 87,611
More than 90 days to one year	46,746	74,852
More than one to three years	94,062	119,460
More than three to five years	14,757	19,950
Total	163,715	301,873
Nominal Value	$ 156,933	$ 291,519
Amortization	Quarterly	Quarterly
Effective rate %	1.72%	2.67%
Nominal rate %	1.72%	2.67%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Other Guaranteed Obligations [Member] | CREDIT AGRICOLE [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E
Creditor	CREDIT AGRICOLE
Creditor country	France
Currency	US$
Up to 90 days	$ 273,199
Total	273,199
Nominal Value	$ 273,199
Amortization	At Expiration
Effective rate %	1.82%
Nominal rate %	1.82%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Other Guaranteed Obligations [Member] | Bank of Utah [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E	0-E
Creditor	BANK OF UTAH	BANK OF UTAH
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
More than 90 days to one year	$ 1,858,051
More than one to three years		$ 952,990
Total	1,858,051	952,990
Nominal Value	$ 1,644,876	$ 793,003
Amortization	At Expiration	At Expiration
Effective rate %	22.71%	22.19%
Nominal rate %	12.97%	1319.00%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Other Guaranteed Obligations [Member] | EXIM BANK [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E
Creditor	EXIM BANK
Creditor country	U.S.A.
Currency	US$
Up to 90 days	$ 271
More than 90 days to one year	1,173
More than one to three years	3,375
More than three to five years	10,546
More than five years	55,957
Total	71,322
Nominal Value	$ 62,890
Amortization	Quarterly
Effective rate %	1.84%
Nominal rate %	1.84%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Other Guaranteed Obligations [Member] | Credit Agricole [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		0-E
Creditor		CREDIT AGRICOLE
Creditor country		France
Currency		US$
Up to 90 days		$ 1,347
More than 90 days to one year		275,773
Total		277,120
Nominal Value		$ 273,199
Amortization		At Expiration
Effective rate %		1.92%
Nominal rate %		1.92%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Financial lease [Member] | CITIBANK [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E	0-E
Creditor	CITIBANK	CITIBANK
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 19,268	$ 79,117
More than 90 days to one year	59,522	61,983
More than one to three years	5,721	118,372
More than three to five years		46,115
More than five years		19,118
Total	84,511	324,705
Nominal Value	$ 83,985	$ 312,792
Amortization	Quarterly	Quarterly
Effective rate %	1.37%	2.58%
Nominal rate %	0.79%	1.77%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Financial lease [Member] | SANTANDER [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		97.036.000-K
Creditor		SANTANDER
Creditor country		Chile
Currency		US$
Up to 90 days		$ 21,551
More than 90 days to one year		17,851
More than one to three years		26,308
Total		65,710
Nominal Value		$ 65,247
Amortization		Quarterly
Effective rate %		1.30%
Nominal rate %		0.76%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Financial lease [Member] | BNP PARIBAS [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E	0-E
Creditor	BNP PARIBAS	BNP PARIBAS
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 7,351	$ 14,851
More than 90 days to one year	26,519	2,343
More than one to three years	21,685	793
Total	55,555	17,987
Nominal Value	$ 54,918	$ 17,951
Amortization	Quarterly	Quarterly
Effective rate %	1.56%	1.81%
Nominal rate %	0.96%	1.41%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Financial lease [Member] | CREDIT AGRICOLE [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E	0-E
Creditor	CREDIT AGRICOLE	CREDIT AGRICOLE
Creditor country	France	France
Currency	US$	US$
Up to 90 days	$ 699	$ 13,889
More than 90 days to one year	1,387	2,057
More than one to three years		2,062
Total	2,086	18,008
Nominal Value	$ 2,052	$ 17,961
Amortization	Quarterly	Quarterly
Effective rate %	3.68%	1.99%
Nominal rate %	3.23%	1.54%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Financial lease [Member] | EXIM BANK [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E
Creditor	EXIM BANK
Creditor country	U.S.A.
Currency	US$
Up to 90 days	$ 2,758
More than 90 days to one year	11,040
More than one to three years	61,167
More than three to five years	249,466
More than five years	269,087
Total	593,518
Nominal Value	$ 533,127
Amortization	Quarterly
Effective rate %	2.88%
Nominal rate %	2.03%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Financial lease [Member] | NATIXIS One [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E
Creditor	NATIXIS
Creditor country	France
Currency	US$
Up to 90 days	$ 5,929
More than 90 days to one year	34,328
More than one to three years	59,574
More than three to five years	59,930
More than five years	130,131
Total	289,892
Nominal Value	$ 261,458
Amortization	Quarterly
Effective rate %	2.09%
Nominal rate %	2.09%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Financial lease [Member] | US BANK [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E	0-E
Creditor	US BANK	US BANK
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 18,158	$ 60,527
More than 90 days to one year	72,424	54,611
More than one to three years	133,592	144,670
More than three to five years	6,573	86,076
Total	230,747	345,884
Nominal Value	$ 219,667	$ 327,419
Amortization	Quarterly	Quarterly
Effective rate %	4.03%	4.00%
Nominal rate %	2.84%	2.82%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Financial lease [Member] | PK AirFinance [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E	0-E
Creditor	PK AIRFINANCE	PK AIRFINANCE
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 853	$ 4,624
More than 90 days to one year	5,763	12,202
More than one to three years	10,913	3,153
Total	17,529	19,979
Nominal Value	$ 16,851	$ 19,522
Amortization	Quarterly	Monthly
Effective rate %	1.88%	1.98%
Nominal rate %	1.88%	1.98%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Financial lease [Member] | ING [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		0-E
Creditor		ING
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 5,965
Total		5,965
Nominal Value		$ 5,965
Amortization		Quarterly
Effective rate %		5.71%
Nominal rate %		5.01%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Financial lease [Member] | PEFCO [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		0-E
Creditor		PEFCO
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 1,926
Total		1,926
Nominal Value		$ 1,926
Amortization		Quarterly
Effective rate %		5.65%
Nominal rate %		5.03%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Financial lease [Member] | WELLS FARGO [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		0-E
Creditor		WELLS FARGO
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 114,952
More than 90 days to one year		104,946
More than one to three years		237,945
More than three to five years		99,232
Total		557,075
Nominal Value		$ 541,406
Amortization		Quarterly
Effective rate %		2.43%
Nominal rate %		1.74%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Financial lease [Member] | RRPF ENGINE LEASING [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		0-E
Creditor		RRPF ENGINE LEASING
Creditor country		England
Currency		US$
Up to 90 days		$ 4,093
More than 90 days to one year		3,382
More than one to three years		8,826
More than three to five years		4,870
Total		21,171
Nominal Value		$ 18,489
Amortization		Monthly
Effective rate %		4.01%
Nominal rate %		4.01%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Financial lease [Member] | APPLE BANK [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		0-E
Creditor		APPLE BANK
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 4,589
More than 90 days to one year		4,763
More than one to three years		12,977
More than three to five years		755
Total		23,084
Nominal Value		$ 22,730
Amortization		Quarterly
Effective rate %		1.61%
Nominal rate %		1.01%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Others loans [Member] | OTHERS [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E
Creditor	OTHERS (**)
Currency	US$
Up to 90 days	$ 55,819
Total	55,819
Nominal Value	$ 55,819
Amortization	At Expiration
LATAM Airlines Group S.A. and Subsidiaries [Member] | Lease Liability [Member] | 3721 Aircraft [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor	AIRCRAFT
Creditor country	OTHERS
Currency	US$
Up to 90 days	$ 694,568
More than 90 days to one year	469,568
More than one to three years	767,629
More than three to five years	811,843
More than five years	778,613
Total	3,522,221
Nominal Value	$ 2,883,657
LATAM Airlines Group S.A. and Subsidiaries [Member] | Lease Liability [Member] | Other Asset [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor	OTHER ASSETS
Creditor country	OTHERS
Currency	US$
Up to 90 days	$ 9,859
More than 90 days to one year	11,820
More than one to three years	22,433
More than three to five years	23,365
More than five years	8,651
Total	76,128
Nominal Value	$ 73,615
LATAM Airlines Group S.A. and Subsidiaries [Member] | Lease Liability [Member] | Other Assets UF [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency	UF
Up to 90 days	$ 1,759
More than 90 days to one year	982
More than one to three years	245
More than three to five years	76
More than five years	231
Total	3,293
Nominal Value	$ 2,621
LATAM Airlines Group S.A. and Subsidiaries [Member] | Lease Liability [Member] | Other Assets COP [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency	COP
Up to 90 days	$ 2
More than 90 days to one year	7
More than one to three years	35
Total	44
Nominal Value	$ 42
LATAM Airlines Group S.A. and Subsidiaries [Member] | Lease Liability [Member] | Other Assets EUR [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency	EUR
Up to 90 days	$ 198
More than 90 days to one year	112
More than one to three years	293
Total	603
Nominal Value	$ 599
LATAM Airlines Group S.A. and Subsidiaries [Member] | Lease Liability [Member] | Other Assets PEN [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency	PEN
Up to 90 days	$ 4
More than 90 days to one year	7
More than one to three years	97
Total	108
Nominal Value	$ 103
LATAM Airlines Group S.A. and Subsidiaries [Member] | Trade and other accounts payables [Member] | OTHERS [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor	OTHERS
Creditor country	OTHERS
Currency	US$
Up to 90 days	$ 665,645
More than 90 days to one year	165,085
Total	830,730
Nominal Value	$ 830,730
LATAM Airlines Group S.A. and Subsidiaries [Member] | Trade and other accounts payables [Member] | Other Assets CLP [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency	CLP
Up to 90 days	$ 214,224
More than 90 days to one year	4,912
Total	219,136
Nominal Value	$ 219,136
LATAM Airlines Group S.A. and Subsidiaries [Member] | Trade and other accounts payables [Member] | Other Assets BRL [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency	BRL
Up to 90 days	$ 365,486
More than 90 days to one year	5,258
Total	370,744
Nominal Value	$ 370,744
LATAM Airlines Group S.A. and Subsidiaries [Member] | Trade and other accounts payables [Member] | Other currency [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency	Other currency
Up to 90 days	$ 542,304
More than 90 days to one year	3,719
Total	546,023
Nominal Value	$ 546,023
LATAM Airlines Group S.A. and Subsidiaries [Member] | Accounts payable to related parties currents [Member] | Inversora Aeronáutica Argentina S.A. [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	Foreign
Creditor	Inversora Aeronáutica Argentina S.A.
Creditor country	Argentina
Currency	US$
More than 90 days to one year	$ 5
Total	5
Nominal Value	$ 5
LATAM Airlines Group S.A. and Subsidiaries [Member] | Accounts payable to related parties currents [Member] | Delta Air Lines [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	Foreign
Creditor	Delta Airlines
Creditor country	U.S.A
Currency	US$
More than 90 days to one year	$ 2,268
Total	2,268
Nominal Value	$ 2,268
LATAM Airlines Group S.A. and Subsidiaries [Member] | Accounts payable to related parties currents [Member] | Patagonia Seafarms INC [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	Foreign
Creditor	Patagonia Seafarms INC
Creditor country	U.S.A
Currency	CLP
More than 90 days to one year	$ 7
Total	7
Nominal Value	$ 7
LATAM Airlines Group S.A. and Subsidiaries [Member] | Accounts payable to related parties currents [Member] | Costa Verde Aeronautica S.A. [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	81.062.300-4
Creditor	Costa Verde Aeronautica S.A.
Creditor country	Chile
Currency	CLP
More than 90 days to one year	$ 175,819
Total	175,819
Nominal Value	$ 175,819
LATAM Airlines Group S.A. and Subsidiaries [Member] | Accounts payable to related parties currents [Member] | QA Investments Ltd [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	Foreign
Creditor	QA Investments Ltd
Creditor country	Jersey Channel Islands
Currency	US$
More than 90 days to one year	$ 219,774
Total	219,774
Nominal Value	$ 219,774
LATAM Airlines Group S.A. and Subsidiaries [Member] | Accounts payable to related parties currents [Member] | QA Investments 2 Ltd [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	Foreign
Creditor	QA Investments 2 Ltd
Creditor country	Jersey Channel Islands
Currency	US$
More than 90 days to one year	$ 219,774
Total	219,774
Nominal Value	$ 219,774
LATAM Airlines Group S.A. and Subsidiaries [Member] | Accounts payable to related parties currents [Member] | Lozuy S.A. [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	Foreign
Creditor	Lozuy S.A.
Creditor country	Uruguay
Currency	US$
More than 90 days to one year	$ 43,955
Total	43,955
Nominal Value	$ 43,955
LATAM Airlines Group S.A. and Subsidiaries [Member] | Guaranteed Obligations [Member] | BNP PARIBAS [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		0-E
Creditor		BNP PARIBAS
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 50,500
More than 90 days to one year		40,889
More than one to three years		104,166
More than three to five years		107,342
More than five years		219,666
Total		522,563
Nominal Value		$ 474,273
Amortization		Quarterly / Semiannual
Effective rate %		2.95%
Nominal rate %		2.95%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Guaranteed Obligations [Member] | MUFG [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		0-E
Creditor		MUFG
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 37,114
More than 90 days to one year		28,497
More than one to three years		77,881
More than three to five years		80,678
More than five years		194,901
Total		419,071
Nominal Value		$ 382,413
Amortization		Quarterly
Effective rate %		2.88%
Nominal rate %		2.88%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Guaranteed Obligations [Member] | NATIXIS [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		0-E
Creditor		NATIXIS
Creditor country		France
Currency		US$
Up to 90 days		$ 47,918
More than 90 days to one year		37,509
More than one to three years		84,048
More than three to five years		84,487
More than five years		35,712
Total		289,674
Nominal Value		$ 271,129
Amortization		Quarterly
Effective rate %		3.11%
Nominal rate %		3.11%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Guaranteed Obligations [Member] | INVESTEC [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		0-E
Creditor		INVESTEC
Creditor country		England
Currency		US$
Up to 90 days		$ 11,502
More than 90 days to one year		9,425
More than one to three years		21,042
Total		41,969
Nominal Value		$ 37,870
Amortization		Semiannual
Effective rate %		6.21%
Nominal rate %		6.21%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Guaranteed Obligations [Member] | SMBC [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		0-E
Creditor		SMBC
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 131,345
Total		131,345
Nominal Value		$ 130,000
Amortization		At Expiration
Effective rate %		1.73%
Nominal rate %		1.73%
TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil [Member] | Liquidity risk [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor		TOTAL
Up to 90 days		$ 470,730
More than 90 days to one year		13,968
More than one to three years		47,144
More than three to five years		4,675
More than five years		7,969
Total		544,486
Nominal Value		$ 523,075
TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil [Member] | Bank Loans [Member] | NCM [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E	0-E
Creditor	NCM	NCM
Creditor country	Netherlands	Netherlands
Currency	US$	US$
Up to 90 days	$ 990	$ 452
More than 90 days to one year		497
More than one to three years		61
Total	990	1,010
Nominal Value	$ 943	$ 943
Amortization	Monthly	Monthly
Effective rate %	6.01%	6.01%
Nominal rate %	6.01%	6.01%
TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil [Member] | Bank Loans [Member] | Merril Lynch Credit Products LLC [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E
Creditor	MERRIL LYNCH CREDIT PRODUCTS LLC
Creditor country	U.S.A.
Currency	BRL
Up to 90 days	$ 185,833
Total	185,833
Nominal Value	$ 185,833
Amortization	Monthly
Effective rate %	3.95%
Nominal rate %	3.95%
TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil [Member] | Bank Loans [Member] | BANCO BRADESCO [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E	0-E
Creditor	BANCO BRADESCO	BANCO BRADESCO
Creditor country	Brazil	Brazil
Currency	BRL	BRL
Up to 90 days	$ 74,661	$ 91,672
Total	74,661	91,672
Nominal Value	$ 74,661	$ 80,175
Amortization	Monthly	Monthly
Effective rate %	4.33%	4.34%
Nominal rate %	4.33%	4.33%
TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil [Member] | Bank Loans [Member] | BANCO DO BRASIL [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		0-E
Creditor		BANCO DO BRASIL
Creditor country		Brazil
Currency		BRL
Up to 90 days		$ 208,987
Total		208,987
Nominal Value		$ 199,557
Amortization		Monthly
Effective rate %		3.95%
Nominal rate %		3.95%
TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil [Member] | Others loans [Member] | Deustche Bank [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E
Creditor	Deustche Bank (**)
Creditor country	Brazil
Currency	US$
Up to 90 days	$ 20,689
Total	20,689
Nominal Value	$ 20,689
Amortization	At Expiration
TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil [Member] | Financial Leases [Member] | NATIXIS [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E	0-E
Creditor	NATIXIS	NATIXIS
Creditor country	France	France
Currency	US$	US$
Up to 90 days	$ 486	$ 31,482
More than 90 days to one year	2,235	9,276
More than one to three years	4,080	42,383
More than three to five years	11,076
Total	17,877	83,141
Nominal Value	$ 17,326	$ 81,260
Amortization	Quarterly	Quarterly / Semiannual
Effective rate %	2.74%	4.09%
Nominal rate %	2.74%	4.09%
TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil [Member] | Financial Leases [Member] | GA Telessis LLC [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E
Creditor	GA TELESIS LLC
Creditor country	U.S.A.
Currency	US$
Up to 90 days	$ 762
More than 90 days to one year	2,706
More than one to three years	4,675
More than three to five years	4,646
More than five years	5,077
Total	17,866
Nominal Value	$ 10,999
Amortization	Monthly
Effective rate %	14.72%
Nominal rate %	14.72%
TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil [Member] | Financial Leases [Member] | Wacapou Leasing S.A. [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		0-E
Creditor		WACAPOU LEASING S.A.
Creditor country		Luxembourg
Currency		US$
Up to 90 days		$ 2,460
More than 90 days to one year		2,442
More than one to three years		25
Total		4,927
Nominal Value		$ 4,759
Amortization		Quarterly
Effective rate %		2.00%
Nominal rate %		2.00%
TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil [Member] | Financial Leases [Member] | SOCIÉTÉ GÉNÉRALE MILAN BRANCH [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		0-E
Creditor		SOCIÉTÉ GÉNÉRALE MILAN BRANCH
Creditor country		Italy
Currency		US$
Up to 90 days		$ 134,919
Total		134,919
Nominal Value		$ 144,120
Amortization		Quarterly
Effective rate %		3.07%
Nominal rate %		3.01%
TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil [Member] | Financial Leases [Member] | GA Telesis LLC [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		0-E
Creditor		GA TELESIS LLC
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 758
More than 90 days to one year		1,753
More than one to three years		4,675
More than three to five years		4,675
More than five years		7,969
Total		19,830
Nominal Value		$ 12,261
Amortization		Monthly
Effective rate %		14.72%
Nominal rate %		14.72%
TAM S.A. and Subsidiaries [Member] | Liquidity risk [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor	TOTAL
Up to 90 days	$ 283,421
More than 90 days to one year	4,941
More than one to three years	8,755
More than three to five years	15,722
More than five years	5,077
Total	317,916
Nominal Value	$ 310,451
LATAM Airlines Group S.A. and Subsidiaries One [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor	Total consolidated	Total consolidated
Up to 90 days	$ 4,271,005	$ 3,204,384
More than 90 days to one year	3,773,632	1,878,017
More than one to three years	2,318,762	4,453,109
More than three to five years	2,195,767	2,239,119
More than five years	1,857,319	2,632,373
Total	14,416,485	14,407,002
Nominal Value	$ 12,701,008	$ 12,876,233
LATAM Airlines Group S.A. and Subsidiaries One [Member] | Liquidity risk [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor	Total	Total
Up to 90 days	$ 2,494,049	$ 1,753,175
More than 90 days to one year	1,323,072	938,335
More than one to three years	790,732	1,296,304
More than three to five years	835,284	833,065
More than five years	787,495	897,906
Total	6,230,632	5,718,785
Nominal Value	$ 5,588,872	$ 5,276,040
LATAM Airlines Group S.A. and Subsidiaries [Member] | Financial lease [Member] | BTMU [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		0-E
Creditor		BTMU
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 11,620
More than 90 days to one year		9,647
More than one to three years		26,261
More than three to five years		770
Total		48,298
Nominal Value		$ 47,609
Amortization		Quarterly
Effective rate %		1.63%
Nominal rate %		1.03%
LATAM Airlines Group S.A. and Subsidiaries [Member] | Lease Liability [Member] | Other Asset [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor		OTHER ASSETS
Creditor country		OTHERS
Currency		US$
Up to 90 days		$ 3,403
More than 90 days to one year		9,953
More than one to three years		6,706
More than three to five years		18,271
More than five years		6,349
Total		44,682
Nominal Value		$ 46,520
LATAM Airlines Group S.A. and Subsidiaries [Member] | Lease Liability [Member] | Other Assets UF [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency		UF
Up to 90 days		$ 2,103
More than 90 days to one year		5,836
More than one to three years		1,072
More than three to five years		1,973
More than five years		2,485
Total		13,469
Nominal Value		$ 11,401
LATAM Airlines Group S.A. and Subsidiaries [Member] | Lease Liability [Member] | Other Assets COP [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency		COP
Up to 90 days		$ 22
More than 90 days to one year		7
More than one to three years		14
Total		43
Nominal Value		$ 48
LATAM Airlines Group S.A. and Subsidiaries [Member] | Lease Liability [Member] | Other Assets EUR [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency		EUR
Up to 90 days		$ 156
More than 90 days to one year		443
More than one to three years		188
Total		787
Nominal Value		$ 772
LATAM Airlines Group S.A. and Subsidiaries [Member] | Lease Liability [Member] | Other Assets PEN [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency		PEN
Up to 90 days		$ 29
More than 90 days to one year		15
More than one to three years		49
Total		93
Nominal Value		$ 137
LATAM Airlines Group S.A. and Subsidiaries [Member] | Lease Liability [Member] | Other Assets BRL [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency		BRL
Up to 90 days		$ 1,002
More than 90 days to one year		3,891
More than one to three years		14,414
Total		19,307
Nominal Value		$ 35,555
LATAM Airlines Group S.A. and Subsidiaries [Member] | Lease Liability [Member] | AIRCRAFTS [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor		AIRCRAFT
Creditor country		OTHERS
Currency		US$
Up to 90 days		$ 226,510
More than 90 days to one year		679,529
More than one to three years		877,438
More than three to five years		812,821
More than five years		889,072
Total		3,485,370
Nominal Value		$ 3,026,573
LATAM Airlines Group S.A. and Subsidiaries [Member] | Trade and other accounts payables [Member] | OTHERS [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor		OTHERS
Creditor country		OTHERS
Currency		US$
Up to 90 days		$ 330,172
More than 90 days to one year		47,781
Total		377,953
Nominal Value		$ 377,953
LATAM Airlines Group S.A. and Subsidiaries [Member] | Trade and other accounts payables [Member] | Other Assets CLP [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency		CLP
Up to 90 days		$ 230,997
More than 90 days to one year		119,337
Total		350,334
Nominal Value		$ 350,334
LATAM Airlines Group S.A. and Subsidiaries [Member] | Trade and other accounts payables [Member] | Other Assets BRL [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency		BRL
Up to 90 days		$ 359,350
More than 90 days to one year		5,859
Total		365,209
Nominal Value		$ 365,209
LATAM Airlines Group S.A. and Subsidiaries [Member] | Trade and other accounts payables [Member] | Other currency [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency		Other currency
Up to 90 days		$ 598,619
More than 90 days to one year		65,684
Total		664,303
Nominal Value		$ 664,303
LATAM Airlines Group S.A. and Subsidiaries [Member] | Accounts payable to related parties currents [Member] | Delta Air Lines [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		Foreign
Creditor		Delta Airlines
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 805
Total		805
Nominal Value		$ 805
LATAM Airlines Group S.A. and Subsidiaries [Member] | Accounts payable to related parties currents [Member] | Patagonia Seafarms INC [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		Foreign
Creditor		Patagonia Seafarms INC
Creditor country		U.S.A.
Currency		CLP
Up to 90 days		$ 7
Total		7
Nominal Value		$ 7
LATAM Airlines Group S.A. and Subsidiaries [Member] | Accounts payable to related parties currents [Member] | QA Investments Ltd [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		Foreign
Creditor		QA Investments Ltd
Creditor country		Jersey Channel Islands
Currency		US$
More than one to three years		$ 132,141
Total		132,141
Nominal Value		$ 132,141
LATAM Airlines Group S.A. and Subsidiaries [Member] | Accounts payable to related parties currents [Member] | QA Investments 2 Ltd [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		Foreign
Creditor		QA Investments 2 Ltd
Creditor country		Jersey Channel Islands
Currency		US$
More than one to three years		$ 132,141
Total		132,141
Nominal Value		$ 132,141
LATAM Airlines Group S.A. and Subsidiaries [Member] | Accounts payable to related parties currents [Member] | Lozuy S.A. [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		Foreign
Creditor		Lozuy S.A.
Creditor country		Uruguay
Currency		US$
More than one to three years		$ 26,428
Total		26,428
Nominal Value		$ 26,428
LATAM Airlines Group S.A. and Subsidiaries [Member] | Accounts payable to related parties currents [Member] | Inversiones Costa Verde Ltda. y CPA.[Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		97.810.370-9
Creditor		Inversiones Costa Verde Ltda. y CPA.
Creditor country		Chile
Currency		CLP
More than one to three years		$ 105,713
Total		105,713
Nominal Value		$ 105,713